Significant accounting judgments and estimates	9 Months Ended
Dec. 31, 2020
TextBlock [Abstract]
Significant accounting judgments and estimates
IV.	Significant accounting judgments and estimates
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates, and assumptions that affect the application of accounting policies, the reported amounts of assets, liabilities, revenue and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates. These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates were revised and in any future periods affected.
Information about important estimation and judgments that have significant effects on the amounts recognized in the consolidated financial statements is as follows:
Scope of subsidiaries, associates, and joint ventures (Note III 1)
Intangible assets incurred by research and development (Note III
9)
Information about accounting estimates and assumption that affect the application of accounting policies and the reported amounts of assets and liabilities, and financial statements based on IFRS is as follows:
Product warranty obligations (Note III 13)
Allowance for credit losses on finance receivables (Note III 6)
Impairment of
non-financial
assets (Note III 10)
Employee benefit obligations (Note III 12)
Fair value measurements (Note VII)
Recoverability of deferred tax assets (Note III 15)